Exhibit 99.2

2170 Satellite Blvd., Ste. 200, Duluth, GA 30097

770.497.9100

October 23, 2017

Invitation Homes Operating Partnership LP

1717 Main Street

Suite 2000

Dallas, TX 75201

RE:	Invitation Homes 2017-SFR2 Trust (the “Issuing Entity”) HOA Discrepancy Review

Ladies and Gentlemen:

In connection with the offering (the “Offering”) of the securities of the Issuing Entity referenced above, we have conducted the HOA Discrepancy Review further described below. The review was conducted in accordance with what we believe to be customary residential title practice and was intended to assist in resolving certain discrepancies regarding whether specified properties may be subject to an active homeowners’, condominium, or other common-interest community association (each an “HOA”) as of the date hereof. A more detailed description of services performed and of our findings and conclusions is set forth below. The description below is intended to satisfy the disclosure requirements of Items 4 and 5 of FORM ABS DUE DILIGENCE-15E, which form has been provided to you concurrently herewith.

I. Manner and Scope of Review Performed (Item 4 of Form ABS Due Diligence-15E)

a. Background.

We have been informed that:

1. The securities are to be secured by, among other things, a mortgage loan (the “Mortgage Loan”) primarily secured by certain residential rental properties (the “Properties”).

2. Some of the Properties were previously designated by Invitation Homes Operating Partnership LP (the “Loan Sponsor”) as not being subject to an HOA (“Non-HOA Properties”).

3. Based upon a review of the Properties conducted by a third party, certain discrepancies may have been identified suggesting that certain of the Non-HOA Properties may in fact be subject to an HOA; and/or an HOA Discrepancy Review for certain properties was deemed appropriate by Loan Sponsor.

b. Properties Subject to Review. [(1) through (3) of Item 4.]

Loan Sponsor and/or Loan Sponsor’s agent provided us with a list of properties with respect to which we were requested to perform our HOA Discrepancy Review (each, a “Subject Property”; collectively, the “Subject Properties”). The list of Subject Properties is attached hereto as Schedule I. Our HOA Discrepancy Review did not include “sampling” the pool. The Subject Properties were not chosen using randomization, probability sampling, or any other statistical methodology. Rather, the Subject Properties were identified by you. Accordingly, they may not be representative of the entire pool, as to which we make no representation.

c. How the Review Was Conducted. [(4) of Item 4]

We applied what we believe to be customary residential title practice to locate evidence that a Subject Property may be subject to an active HOA. We and/or our third-party vendor(s) employ a variety of customary searching methods, the most salient of which are described below, that are reasonably designed to reveal evidence regarding the existence of an active HOA (the “HOA Discrepancy Review”). Every property is unique, and not every search method is employed with respect to each of the Subject Properties. These methods are intended to allow us to reach a reasonable judgment regarding the likely existence of an active HOA. However, for a variety of reasons, including the reasons described below under “Limitations of Searching Methods,” it is not possible to determine with absolute certainty that no active HOA exists with respect to the Subject Properties.

Customary Searching Methods. Set forth below are certain customary inquiries which we and our third party vendor(s) employ to locate evidence that an active HOA may exist. As noted, not all of these methods are used for every Subject Property.

1. Review of DCCR. In some instances, inquiry is made regarding whether the property is subject to any Declaration of Covenants, Conditions and Restriction (“DCCR”) or similar documentation. Where a DCCR does exist, it may be examined to ascertain whether the creation of an HOA was contemplated.

2. Review of state registrations. A search of appropriate state records is sometimes conducted to ascertain whether an HOA has been registered as may be required by applicable law.

3. Internet searches. Standard search engines may be used to search the internet for evidence of an active HOA.

4. Review of prior mortgages. Certain mortgages to which the Subject Properties were previously subject may be reviewed, in order to ascertain whether a rider had been attached which would indicate that a Subject Property is part of a Planned Unit Development. This type of rider is intended to give the lender the right to pay any dues that may be owed, and therefore is commonly used where an active HOA is present.

5. Contacting listing agents. Inquiry is sometimes made of one or two listing agents who appear to list other properties in the same neighborhood as the Subject Property.

6. Contacting homeowners or residents. Inquiry is sometimes made of one or two persons owning or residing at properties in the same development as the Subject Property.

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Limitations of Searching Methods.

As noted, it is not possible for any inquiry to prove with absolute certainty that no HOA exists with respect to the Subject Properties, and customary searching methods are subject to certain inherent limitations. Those limitations include, but are not limited to, the following:

It is possible for an HOA to exist even though the DCCR reviewed does not contain an explicit reference to an HOA, or there appears to be no DCCR. This may happen for a number of reasons. For example, there may have been a drafting error in the DCCR, or an important amendment to the DCCR or the DCCR itself could have been misfiled or incorrectly referenced. Old or vague descriptions can also prevent this review from being definitive. It is also possible for a DCCR to contemplate an HOA, yet nonetheless one may not be active.

It is possible for an HOA to exist and yet not be registered with relevant state agencies. In some instances, an HOA may not be legally required to be registered. Furthermore, even when such a requirement applies, there may nonetheless be an HOA that is simply not in compliance with applicable registration requirements.

Many HOAs do not establish web sites or other presence on the world wide net. Further, internet searches are, by their nature, imprecise. Thus, the lack of applicable search “hits” from general internet searching cannot prove that an HOA is not applicable to a Subject Property.

It is possible that a Subject Property has never been subject to a prior mortgage. Even where a prior mortgage does exist, it is possible for the lender to have failed to include a PUD rider in the mortgage, even if the property had been subject to an HOA.

Even when listing agents are contacted, there is no way of ensuring that any particular agent is in fact especially knowledgeable regarding any Subject Property or the neighborhood where the property is located.

Although neighborhood residents or homeowners are sometimes contacted for information, locating contact information for such persons is a random selection process. Persons contacted may not be able or willing to answer our questions, or they may even provide inaccurate information.

3 | Page

d. Additional Information Regarding Scope of Review. [(5) through (8) of Item 4]

We have not undertaken any data integrity or other review beyond what is described herein, nor was our review undertaken for the purpose of:

1. Satisfying any criteria for due diligence published by a nationally recognized statistical rating organization, or

2. Making any findings with respect to:

i. Whether the origination of the Mortgage Loan conformed to, or deviated from, stated underwriting or credit extension guidelines, standards, criteria, or other requirements,

ii. The value of the Properties or any other collateral securing the Mortgage Loan,

iii. Whether the originators of the Mortgage Loan complied with federal, state and local laws and regulations, or

iv. Any other factor or characteristic of the Mortgage Loan that would be material to the likelihood that the issuer of the certificates that are secured by the Mortgage Loan will pay interest and principal in accordance with applicable terms and conditions.

Our HOA Discrepancy Review is limited to the procedures set forth in (c) above. Although we believe these procedures to be customary residential title practice to locate evidence that a property may be subject to an active HOA, we make no representation regarding the sufficiency of the procedures described in (c) above, either for the purpose for which this report has been requested or for any other purpose.

II. Summary of Findings and Conclusions from Our Review (Item 5 of Form ABS Due Diligence-15E)

Based upon the HOA Diligence Review conducted in accordance with the procedures outlined in Part I above, and assuming the accuracy of the information contained in the documents described therein, we concluded, as set forth in more detail in Schedule I attached hereto and subject to the limitations set forth herein, that:

To our knowledge, after inquiry as described above, 4 of 1225 of the Subject Properties set forth on Schedule I are subject to an active HOA.

Our conclusions are limited to the matters expressly stated herein, and no opinion is implied or may be inferred beyond the matters expressly stated herein. The conclusions expressed herein are given only as of the dates when the research was conducted, and we undertake no responsibility to update or supplement this report after the dates thereof for any reason.

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This report was prepared solely for the benefit of the addressee set forth above. It should not be relied on in any manner or for any purpose by any other person or entity, including prospective investors or ratings agencies in connection with the offering referenced above (collectively, “Third Parties”), except for placement agents involved directly with the placement of this securitization transaction. Accordingly, this report was not intended to create, and shall not be deemed to create any benefits, rights, duties, or obligations in or to, any such Third Parties.

Except as required by law, this report may not be quoted in whole or in part, including in any prospectus or offering memorandum, without our prior written consent. In addition, this report is not assignable to any person or entity without our prior written approval.

OS National LLC

By:	/s/ Charles Chacko
Name:	Charles Chacko
Title:	Partner

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Schedule I

CLIENT CODE	STATUS
GAAT0078	APPARENT HOA
GAAT0118	APPARENT HOA
FLTA2265	APPARENT HOA
GAAT2008	APPARENT HOA
AZPH2659	NON-APPARENT HOA
AZPH0400	NON-APPARENT HOA
AZPH3391	NON-APPARENT HOA
AZPH0710	NON-APPARENT HOA
AZPH3196	NON-APPARENT HOA
AZPH3587	NON-APPARENT HOA
AZPH3065	NON-APPARENT HOA
AZPH3070	NON-APPARENT HOA
AZPH3503	NON-APPARENT HOA
AZPH3553	NON-APPARENT HOA
AZPH3585	NON-APPARENT HOA
AZPH3815	NON-APPARENT HOA
AZPH3103	NON-APPARENT HOA
AZPH2967	NON-APPARENT HOA
AZPH3490	NON-APPARENT HOA
AZPH3682	NON-APPARENT HOA
AZPH3877	NON-APPARENT HOA
AZPH0781	NON-APPARENT HOA
AZPH3593	NON-APPARENT HOA
AZPH3757	NON-APPARENT HOA
AZPH0749	NON-APPARENT HOA
AZPH2707	NON-APPARENT HOA
AZPH3779	NON-APPARENT HOA
AZPH3366	NON-APPARENT HOA
AZPH1514	NON-APPARENT HOA
AZPH2552	NON-APPARENT HOA
AZPH3667	NON-APPARENT HOA
AZPH3596	NON-APPARENT HOA
AZPH3104	NON-APPARENT HOA
AZPH3646	NON-APPARENT HOA
AZPH3640	NON-APPARENT HOA
AZPH0122	NON-APPARENT HOA
AZPH3248	NON-APPARENT HOA

6 | Page

AZPH3340	NON-APPARENT HOA
AZPH3753	NON-APPARENT HOA
AZPH3094	NON-APPARENT HOA
AZPH3305	NON-APPARENT HOA
AZPH2910	NON-APPARENT HOA
AZPH2762	NON-APPARENT HOA
AZPH3517	NON-APPARENT HOA
AZPH3385	NON-APPARENT HOA
AZPH2519	NON-APPARENT HOA
AZPH3287	NON-APPARENT HOA
AZPH3835	NON-APPARENT HOA
AZPH3193	NON-APPARENT HOA
AZPH3441	NON-APPARENT HOA
AZPH3799	NON-APPARENT HOA
AZPH0668	NON-APPARENT HOA
AZPH0674	NON-APPARENT HOA
AZPH2720	NON-APPARENT HOA
AZPH3434	NON-APPARENT HOA
AZPH3551	NON-APPARENT HOA
AZPH3838	NON-APPARENT HOA
AZPH2432	NON-APPARENT HOA
AZPH3057	NON-APPARENT HOA
AZPH3126	NON-APPARENT HOA
AZPH3321	NON-APPARENT HOA
AZPH3507	NON-APPARENT HOA
AZPH3533	NON-APPARENT HOA
AZPH0152	NON-APPARENT HOA
AZPH0157	NON-APPARENT HOA
AZPH0467	NON-APPARENT HOA
AZPH0583	NON-APPARENT HOA
AZPH2395	NON-APPARENT HOA
AZPH2433	NON-APPARENT HOA
AZPH2713	NON-APPARENT HOA
AZPH3444	NON-APPARENT HOA
AZPH3476	NON-APPARENT HOA
AZPH2249	NON-APPARENT HOA
AZPH3774	NON-APPARENT HOA
AZPH0560	NON-APPARENT HOA
AZPH2544	NON-APPARENT HOA
AZPH3754	NON-APPARENT HOA
AZPH0475	NON-APPARENT HOA

7 | Page

AZPH2614	NON-APPARENT HOA
AZPH0528	NON-APPARENT HOA
AZPH0561	NON-APPARENT HOA
AZPH2478	NON-APPARENT HOA
AZPH2994	NON-APPARENT HOA
AZPH0415	NON-APPARENT HOA
AZPH0581	NON-APPARENT HOA
AZPH3358	NON-APPARENT HOA
AZPH3883	NON-APPARENT HOA
CALA1800	NON-APPARENT HOA
CALA0792	NON-APPARENT HOA
CALA1606	NON-APPARENT HOA
CALA1121	NON-APPARENT HOA
CALA1889	NON-APPARENT HOA
CALA1808	NON-APPARENT HOA
CALA1594	NON-APPARENT HOA
CALA1899	NON-APPARENT HOA
CALA1916	NON-APPARENT HOA
CALA1900	NON-APPARENT HOA
CALA1604	NON-APPARENT HOA
CALA1911	NON-APPARENT HOA
CALA0986	NON-APPARENT HOA
CAIE0267	NON-APPARENT HOA
CAIE0919	NON-APPARENT HOA
CAIE1639	NON-APPARENT HOA
CAIE0544	NON-APPARENT HOA
CAIE0416	NON-APPARENT HOA
CAIE0679	NON-APPARENT HOA
CAIE1081	NON-APPARENT HOA
CAIE0168	NON-APPARENT HOA
CAIE0465	NON-APPARENT HOA
CAIE1971	NON-APPARENT HOA
CAIE1510	NON-APPARENT HOA
CAIE0175	NON-APPARENT HOA
CAIE0909	NON-APPARENT HOA
CAIE1234	NON-APPARENT HOA
CAIE0265	NON-APPARENT HOA
CAIE0521	NON-APPARENT HOA
CAIE1687	NON-APPARENT HOA
CASA1529	NON-APPARENT HOA
CASA0973	NON-APPARENT HOA

8 | Page

CAIE0458	NON-APPARENT HOA
CAIE0673	NON-APPARENT HOA
CAIE0924	NON-APPARENT HOA
CAIE0962	NON-APPARENT HOA
CAIE1035	NON-APPARENT HOA
CAIE0259	NON-APPARENT HOA
CAIE0079	NON-APPARENT HOA
CAIE0707	NON-APPARENT HOA
CAIE0955	NON-APPARENT HOA
CAIE1229	NON-APPARENT HOA
CAIE1268	NON-APPARENT HOA
CAIE1446	NON-APPARENT HOA
CAIE0419	NON-APPARENT HOA
CAIE0609	NON-APPARENT HOA
CAIE0720	NON-APPARENT HOA
CAIE1300	NON-APPARENT HOA
CAIE1428	NON-APPARENT HOA
CAIE0020	NON-APPARENT HOA
CAIE0332	NON-APPARENT HOA
CAIE0360	NON-APPARENT HOA
CAIE0894	NON-APPARENT HOA
CAIE1249	NON-APPARENT HOA
CAIE1585	NON-APPARENT HOA
CAIE1227	NON-APPARENT HOA
CAIE1332	NON-APPARENT HOA
CAIE1275	NON-APPARENT HOA
CAIE1324	NON-APPARENT HOA
CAIE0799	NON-APPARENT HOA
CAIE1293	NON-APPARENT HOA
CAIE0862	NON-APPARENT HOA
CAIE0971	NON-APPARENT HOA
CAIE0359	NON-APPARENT HOA
CAIE0246	NON-APPARENT HOA
CAIE0400	NON-APPARENT HOA
CAIE1455	NON-APPARENT HOA
CAIE0515	NON-APPARENT HOA
CAIE1622	NON-APPARENT HOA
CAIE1972	NON-APPARENT HOA
CAIE0044	NON-APPARENT HOA
CASA0929	NON-APPARENT HOA
CALA1617	NON-APPARENT HOA

9 | Page

CALA1995	NON-APPARENT HOA
CALA1101	NON-APPARENT HOA
FLOR1297	NON-APPARENT HOA
FLOR1448	NON-APPARENT HOA
FLMI0191	NON-APPARENT HOA
FLMI0313	NON-APPARENT HOA
FLJA0413	NON-APPARENT HOA
FLJA0483	NON-APPARENT HOA
FLJA0267	NON-APPARENT HOA
FLJA0218	NON-APPARENT HOA
FLJA0399	NON-APPARENT HOA
FLOR0967	NON-APPARENT HOA
FLOR1371	NON-APPARENT HOA
FLTA1186	NON-APPARENT HOA
FLTA1823	NON-APPARENT HOA
GAAT0774	NON-APPARENT HOA
GAAT0719	NON-APPARENT HOA
GAAT0767	NON-APPARENT HOA
GAAT0052	NON-APPARENT HOA
GAAT4098	NON-APPARENT HOA
GAAT0667	NON-APPARENT HOA
GAAT3873	NON-APPARENT HOA
GAAT3916	NON-APPARENT HOA
GAAT0112	NON-APPARENT HOA
GAAT0465	NON-APPARENT HOA
GAAT0868	NON-APPARENT HOA
GAAT0890	NON-APPARENT HOA
GAAT2388	NON-APPARENT HOA
GAAT2050	NON-APPARENT HOA
GAAT2408	NON-APPARENT HOA
GAAT0911	NON-APPARENT HOA
GAAT0004	NON-APPARENT HOA
GAAT1795	NON-APPARENT HOA
GAAT5424	NON-APPARENT HOA
GAAT0972	NON-APPARENT HOA
GAAT0758	NON-APPARENT HOA
GAAT0108	NON-APPARENT HOA
GAAT0104	NON-APPARENT HOA
GAAT0829	NON-APPARENT HOA
GAAT0904	NON-APPARENT HOA
GAAT0922	NON-APPARENT HOA

10 | Page

GAAT0923	NON-APPARENT HOA
GAAT0929	NON-APPARENT HOA
GAAT0963	NON-APPARENT HOA
GAAT0190	NON-APPARENT HOA
GAAT0811	NON-APPARENT HOA
GAAT0822	NON-APPARENT HOA
ILCH1557	NON-APPARENT HOA
ILCH1110	NON-APPARENT HOA
ILCH0960	NON-APPARENT HOA
NC2C0047	NON-APPARENT HOA
NC2C0053	NON-APPARENT HOA
NC2C0709	NON-APPARENT HOA
NC2C0740	NON-APPARENT HOA
NC2C0482	NON-APPARENT HOA
NC2C0030	NON-APPARENT HOA
NC2C0770	NON-APPARENT HOA
NC2C1094	NON-APPARENT HOA
NC2C0747	NON-APPARENT HOA
NC2C0437	NON-APPARENT HOA
NC2C0555	NON-APPARENT HOA
NC2C0517	NON-APPARENT HOA
NC2C0125	NON-APPARENT HOA
NC2C0757	NON-APPARENT HOA
NC2C0554	NON-APPARENT HOA
NC2C0734	NON-APPARENT HOA
NC2C0790	NON-APPARENT HOA
NC2C0141	NON-APPARENT HOA
NC2C0465	NON-APPARENT HOA
NC2C0039	NON-APPARENT HOA
NC2C0472	NON-APPARENT HOA
NC2C0011	NON-APPARENT HOA
NC2C0176	NON-APPARENT HOA
NC2C0319	NON-APPARENT HOA
NC2C0343	NON-APPARENT HOA
NC2C0887	NON-APPARENT HOA
NC2C0005	NON-APPARENT HOA
NC2C0312	NON-APPARENT HOA
NC2C0496	NON-APPARENT HOA
NC2C0606	NON-APPARENT HOA
NC2C0529	NON-APPARENT HOA
NC2C0626	NON-APPARENT HOA

11 | Page

NC2C0535	NON-APPARENT HOA
NC2C0451	NON-APPARENT HOA
NC2C0798	NON-APPARENT HOA
NC2C0888	NON-APPARENT HOA
WA2S0057	NON-APPARENT HOA
WA2S0192	NON-APPARENT HOA
WA2S0148	NON-APPARENT HOA
WA2S0327	NON-APPARENT HOA
WA2S0552	NON-APPARENT HOA
WA2S0743	NON-APPARENT HOA
WA2S0048	NON-APPARENT HOA
WA2S0903	NON-APPARENT HOA
WA2S0007	NON-APPARENT HOA
WA2S0494	NON-APPARENT HOA
WA2S0909	NON-APPARENT HOA
AZPH1562	NON-APPARENT HOA
AZPH3519	NON-APPARENT HOA
AZPH3493	NON-APPARENT HOA
AZPH1875	NON-APPARENT HOA
AZPH2439	NON-APPARENT HOA
AZPH3554	NON-APPARENT HOA
AZPH0735	NON-APPARENT HOA
AZPH1003	NON-APPARENT HOA
AZPH3001	NON-APPARENT HOA
AZPH3492	NON-APPARENT HOA
AZPH3494	NON-APPARENT HOA
AZPH3634	NON-APPARENT HOA
AZPH3707	NON-APPARENT HOA
AZPH3569	NON-APPARENT HOA
AZPH2694	NON-APPARENT HOA
AZPH4139	NON-APPARENT HOA
AZPH0177	NON-APPARENT HOA
AZPH0296	NON-APPARENT HOA
AZPH0382	NON-APPARENT HOA
CASA0644	NON-APPARENT HOA
CALA1124	NON-APPARENT HOA
CALA1931	NON-APPARENT HOA
CALA1754	NON-APPARENT HOA
CALA1376	NON-APPARENT HOA
CALA1685	NON-APPARENT HOA
CAIE1567	NON-APPARENT HOA

12 | Page

CASA1503	NON-APPARENT HOA
CAIE1774	NON-APPARENT HOA
CAIE1566	NON-APPARENT HOA
CAIE0022	NON-APPARENT HOA
CAIE1149	NON-APPARENT HOA
CAIE0189	NON-APPARENT HOA
CAIE1007	NON-APPARENT HOA
CAIE1341	NON-APPARENT HOA
CAIE0911	NON-APPARENT HOA
CAIE1482	NON-APPARENT HOA
CAIE0266	NON-APPARENT HOA
CAIE0268	NON-APPARENT HOA
CAIE1126	NON-APPARENT HOA
CASA0997	NON-APPARENT HOA
CASA0226	NON-APPARENT HOA
CASA0784	NON-APPARENT HOA
CASA2174	NON-APPARENT HOA
CASA2179	NON-APPARENT HOA
CASA0531	NON-APPARENT HOA
CASA0118	NON-APPARENT HOA
CASA0474	NON-APPARENT HOA
CAIE1245	NON-APPARENT HOA
CAIE0479	NON-APPARENT HOA
CAIE1438	NON-APPARENT HOA
CAIE1057	NON-APPARENT HOA
CAIE0123	NON-APPARENT HOA
CAIE0872	NON-APPARENT HOA
CASA0685	NON-APPARENT HOA
CASA0979	NON-APPARENT HOA
CASA1072	NON-APPARENT HOA
CASA1362	NON-APPARENT HOA
CASA1437	NON-APPARENT HOA
CASA1685	NON-APPARENT HOA
CASA0181	NON-APPARENT HOA
CASA0613	NON-APPARENT HOA
CASA1409	NON-APPARENT HOA
CASA1713	NON-APPARENT HOA
CAIE0496	NON-APPARENT HOA
CAIE0895	NON-APPARENT HOA
CAIE0124	NON-APPARENT HOA
CAIE0655	NON-APPARENT HOA

13 | Page

CAIE0531	NON-APPARENT HOA
CALA0561	NON-APPARENT HOA
FLMI0542	NON-APPARENT HOA
FLMI0451	NON-APPARENT HOA
FLMI0356	NON-APPARENT HOA
FLMI0712	NON-APPARENT HOA
FLMI0758	NON-APPARENT HOA
FLMI0830	NON-APPARENT HOA
FLMI0603	NON-APPARENT HOA
FLMI0305	NON-APPARENT HOA
FLMI0816	NON-APPARENT HOA
FLMI0812	NON-APPARENT HOA
FLMI0585	NON-APPARENT HOA
FLJA0782	NON-APPARENT HOA
FLJA0596	NON-APPARENT HOA
FLJA0641	NON-APPARENT HOA
FLTA2099	NON-APPARENT HOA
FLTA0045	NON-APPARENT HOA
FLTA0389	NON-APPARENT HOA
FLTA1141	NON-APPARENT HOA
FLTA2129	NON-APPARENT HOA
FLOR0279	NON-APPARENT HOA
FLOR0812	NON-APPARENT HOA
FLOR0850	NON-APPARENT HOA
FLOR0615	NON-APPARENT HOA
FLTA1042	NON-APPARENT HOA
FLTA1485	NON-APPARENT HOA
FLTA1577	NON-APPARENT HOA
FLTA1952	NON-APPARENT HOA
FLTA1885	NON-APPARENT HOA
FLTA1821	NON-APPARENT HOA
FLTA2028	NON-APPARENT HOA
FLTA3871	NON-APPARENT HOA
FLTA0211	NON-APPARENT HOA
FLTA0385	NON-APPARENT HOA
FLTA0186	NON-APPARENT HOA
FLTA0140	NON-APPARENT HOA
FLTA0174	NON-APPARENT HOA
GAAT2175	NON-APPARENT HOA
GAAT3921	NON-APPARENT HOA
GAAT2033	NON-APPARENT HOA

14 | Page

GAAT0219	NON-APPARENT HOA
GAAT4693	NON-APPARENT HOA
WA2S1438	NON-APPARENT HOA
AZPH4483	NON-APPARENT HOA
AZPH2768	NON-APPARENT HOA
AZPH4047	NON-APPARENT HOA
AZPH3780	NON-APPARENT HOA
AZPH4169	NON-APPARENT HOA
AZPH3820	NON-APPARENT HOA
AZPH0247	NON-APPARENT HOA
CASA0769	NON-APPARENT HOA
CASA1351	NON-APPARENT HOA
CALA1055	NON-APPARENT HOA
CALA1555	NON-APPARENT HOA
CALA1753	NON-APPARENT HOA
CALA0759	NON-APPARENT HOA
CALA1437	NON-APPARENT HOA
CALA1451	NON-APPARENT HOA
CALA2021	NON-APPARENT HOA
CALA1819	NON-APPARENT HOA
CALA0877	NON-APPARENT HOA
CALA1263	NON-APPARENT HOA
CALA0059	NON-APPARENT HOA
CALA0573	NON-APPARENT HOA
CALA0762	NON-APPARENT HOA
CALA1619	NON-APPARENT HOA
CALA1817	NON-APPARENT HOA
CALA1130	NON-APPARENT HOA
CALA1229	NON-APPARENT HOA
CALA1861	NON-APPARENT HOA
CALA1950	NON-APPARENT HOA
CALA1869	NON-APPARENT HOA
CALA0906	NON-APPARENT HOA
CALA1306	NON-APPARENT HOA
CALA1520	NON-APPARENT HOA
CALA1743	NON-APPARENT HOA
CALA1978	NON-APPARENT HOA
CALA2208	NON-APPARENT HOA
CALA2004	NON-APPARENT HOA
CALA2071	NON-APPARENT HOA
CALA2221	NON-APPARENT HOA

15 | Page

CALA1045	NON-APPARENT HOA
CALA0704	NON-APPARENT HOA
CALA1549	NON-APPARENT HOA
CALA1729	NON-APPARENT HOA
CALA2032	NON-APPARENT HOA
CALA1802	NON-APPARENT HOA
CALA0897	NON-APPARENT HOA
CALA0967	NON-APPARENT HOA
CALA1750	NON-APPARENT HOA
CALA1792	NON-APPARENT HOA
CALA1988	NON-APPARENT HOA
CALA0071	NON-APPARENT HOA
CALA1048	NON-APPARENT HOA
CALA1749	NON-APPARENT HOA
CALA1806	NON-APPARENT HOA
CALA2003	NON-APPARENT HOA
CALA2038	NON-APPARENT HOA
CALA1807	NON-APPARENT HOA
CALA1521	NON-APPARENT HOA
CALA1952	NON-APPARENT HOA
CALA0994	NON-APPARENT HOA
CALA0988	NON-APPARENT HOA
CALA0441	NON-APPARENT HOA
CALA1930	NON-APPARENT HOA
CALA2057	NON-APPARENT HOA
CALA0453	NON-APPARENT HOA
CALA1265	NON-APPARENT HOA
CALA2022	NON-APPARENT HOA
CALA0987	NON-APPARENT HOA
CALA1435	NON-APPARENT HOA
CALA1102	NON-APPARENT HOA
CALA1970	NON-APPARENT HOA
CALA0386	NON-APPARENT HOA
CALA0889	NON-APPARENT HOA
CALA0901	NON-APPARENT HOA
CALA0926	NON-APPARENT HOA
CALA1176	NON-APPARENT HOA
CALA1763	NON-APPARENT HOA
CALA2037	NON-APPARENT HOA
CALA1737	NON-APPARENT HOA
CALA1883	NON-APPARENT HOA

16 | Page

CALA2019	NON-APPARENT HOA
CALA1756	NON-APPARENT HOA
CALA1940	NON-APPARENT HOA
CALA1948	NON-APPARENT HOA
CALA0832	NON-APPARENT HOA
CALA1466	NON-APPARENT HOA
CALA0163	NON-APPARENT HOA
CALA0856	NON-APPARENT HOA
CALA0775	NON-APPARENT HOA
CALA0883	NON-APPARENT HOA
CALA1083	NON-APPARENT HOA
CALA1505	NON-APPARENT HOA
CALA1573	NON-APPARENT HOA
CALA1738	NON-APPARENT HOA
CALA1805	NON-APPARENT HOA
CALA1827	NON-APPARENT HOA
CALA1944	NON-APPARENT HOA
CALA2056	NON-APPARENT HOA
CALA0575	NON-APPARENT HOA
CALA0949	NON-APPARENT HOA
CALA0421	NON-APPARENT HOA
CALA1364	NON-APPARENT HOA
CALA0393	NON-APPARENT HOA
CALA1057	NON-APPARENT HOA
CALA1065	NON-APPARENT HOA
CALA1558	NON-APPARENT HOA
CALA1112	NON-APPARENT HOA
CALA1336	NON-APPARENT HOA
CALA1844	NON-APPARENT HOA
CALA1945	NON-APPARENT HOA
CALA1946	NON-APPARENT HOA
CALA0804	NON-APPARENT HOA
CALA1778	NON-APPARENT HOA
CALA0997	NON-APPARENT HOA
CALA1022	NON-APPARENT HOA
CALA0430	NON-APPARENT HOA
CALA1095	NON-APPARENT HOA
CALA0933	NON-APPARENT HOA
CALA1825	NON-APPARENT HOA
CALA1914	NON-APPARENT HOA
CALA0093	NON-APPARENT HOA

17 | Page

CALA1829	NON-APPARENT HOA
CALA0927	NON-APPARENT HOA
CALA1032	NON-APPARENT HOA
CALA1557	NON-APPARENT HOA
CALA1044	NON-APPARENT HOA
CALA1524	NON-APPARENT HOA
CALA1611	NON-APPARENT HOA
CALA1814	NON-APPARENT HOA
CALA1012	NON-APPARENT HOA
CALA1542	NON-APPARENT HOA
CALA1949	NON-APPARENT HOA
CAIE1489	NON-APPARENT HOA
CAIE1355	NON-APPARENT HOA
CAIE1436	NON-APPARENT HOA
CAIE1571	NON-APPARENT HOA
CAIE1316	NON-APPARENT HOA
CAIE1406	NON-APPARENT HOA
CAIE1431	NON-APPARENT HOA
CAIE1572	NON-APPARENT HOA
CAIE1612	NON-APPARENT HOA
CAIE1353	NON-APPARENT HOA
CASA1347	NON-APPARENT HOA
CASA0646	NON-APPARENT HOA
CASA0650	NON-APPARENT HOA
CASA0943	NON-APPARENT HOA
CASA1909	NON-APPARENT HOA
CASA0990	NON-APPARENT HOA
CAIE1625	NON-APPARENT HOA
CAIE1537	NON-APPARENT HOA
CAIE0941	NON-APPARENT HOA
CAIE1147	NON-APPARENT HOA
CAIE1530	NON-APPARENT HOA
CAIE2042	NON-APPARENT HOA
CAIE1296	NON-APPARENT HOA
CAIE1520	NON-APPARENT HOA
CAIE1638	NON-APPARENT HOA
CAIE1500	NON-APPARENT HOA
CAIE1524	NON-APPARENT HOA
CAIE1983	NON-APPARENT HOA
CAIE1103	NON-APPARENT HOA
CAIE1303	NON-APPARENT HOA

18 | Page

CAIE1334	NON-APPARENT HOA
CAIE1405	NON-APPARENT HOA
CAIE1079	NON-APPARENT HOA
CAIE1516	NON-APPARENT HOA
CAIE1128	NON-APPARENT HOA
CAIE1197	NON-APPARENT HOA
CAIE1564	NON-APPARENT HOA
CAIE1025	NON-APPARENT HOA
CASA0609	NON-APPARENT HOA
CASA0864	NON-APPARENT HOA
CASA0923	NON-APPARENT HOA
CASA1166	NON-APPARENT HOA
CASA1381	NON-APPARENT HOA
CASA0756	NON-APPARENT HOA
CASA1261	NON-APPARENT HOA
CASA0569	NON-APPARENT HOA
CASA0661	NON-APPARENT HOA
CASA0837	NON-APPARENT HOA
CASA0851	NON-APPARENT HOA
CASA1151	NON-APPARENT HOA
CASA1161	NON-APPARENT HOA
CASA0593	NON-APPARENT HOA
CASA0799	NON-APPARENT HOA
CASA0996	NON-APPARENT HOA
CASA1126	NON-APPARENT HOA
CASA1216	NON-APPARENT HOA
CASA1243	NON-APPARENT HOA
CASA1272	NON-APPARENT HOA
CASA1365	NON-APPARENT HOA
CASA1427	NON-APPARENT HOA
CASA1786	NON-APPARENT HOA
CASA1810	NON-APPARENT HOA
CASA1887	NON-APPARENT HOA
CASA0425	NON-APPARENT HOA
CASA0914	NON-APPARENT HOA
CASA0938	NON-APPARENT HOA
CASA0972	NON-APPARENT HOA
CASA1118	NON-APPARENT HOA
CASA1183	NON-APPARENT HOA
CASA1252	NON-APPARENT HOA
CASA1345	NON-APPARENT HOA

19 | Page

CASA1363	NON-APPARENT HOA
CASA1450	NON-APPARENT HOA
CASA1707	NON-APPARENT HOA
CASA0758	NON-APPARENT HOA
CASA0853	NON-APPARENT HOA
CASA0025	NON-APPARENT HOA
CASA0570	NON-APPARENT HOA
CASA0828	NON-APPARENT HOA
CASA0835	NON-APPARENT HOA
CASA0986	NON-APPARENT HOA
CASA1012	NON-APPARENT HOA
CASA1474	NON-APPARENT HOA
CASA1486	NON-APPARENT HOA
CASA1684	NON-APPARENT HOA
CASA2062	NON-APPARENT HOA
CASA1688	NON-APPARENT HOA
CASA1182	NON-APPARENT HOA
CASA1417	NON-APPARENT HOA
CASA1139	NON-APPARENT HOA
CASA0754	NON-APPARENT HOA
CASA0039	NON-APPARENT HOA
CASA0984	NON-APPARENT HOA
CASA1698	NON-APPARENT HOA
CASA0700	NON-APPARENT HOA
CASA1009	NON-APPARENT HOA
CASA1273	NON-APPARENT HOA
CASA0579	NON-APPARENT HOA
CASA1689	NON-APPARENT HOA
CASA1789	NON-APPARENT HOA
CASA1815	NON-APPARENT HOA
CASA1987	NON-APPARENT HOA
CASA1045	NON-APPARENT HOA
CASA1200	NON-APPARENT HOA
CASA1376	NON-APPARENT HOA
CASA1489	NON-APPARENT HOA
CASA0944	NON-APPARENT HOA
CASA0132	NON-APPARENT HOA
CASA0156	NON-APPARENT HOA
CASA0985	NON-APPARENT HOA
CASA1333	NON-APPARENT HOA
CASA2142	NON-APPARENT HOA

20 | Page

CASA0011	NON-APPARENT HOA
CASA0107	NON-APPARENT HOA
CASA0117	NON-APPARENT HOA
CASA0575	NON-APPARENT HOA
CASA0783	NON-APPARENT HOA
CASA1014	NON-APPARENT HOA
CASA1431	NON-APPARENT HOA
CASA1814	NON-APPARENT HOA
CASA2428	NON-APPARENT HOA
CASA1500	NON-APPARENT HOA
CASA0792	NON-APPARENT HOA
CASA1062	NON-APPARENT HOA
CASA1301	NON-APPARENT HOA
CASA1888	NON-APPARENT HOA
CASA0214	NON-APPARENT HOA
CASA0704	NON-APPARENT HOA
CASA0133	NON-APPARENT HOA
CASA1156	NON-APPARENT HOA
CASA1315	NON-APPARENT HOA
CASA1386	NON-APPARENT HOA
CASA1391	NON-APPARENT HOA
CASA1416	NON-APPARENT HOA
CASA1502	NON-APPARENT HOA
CASA0662	NON-APPARENT HOA
CASA0830	NON-APPARENT HOA
CASA1372	NON-APPARENT HOA
CASA1499	NON-APPARENT HOA
CASA0620	NON-APPARENT HOA
CASA1256	NON-APPARENT HOA
CASA0045	NON-APPARENT HOA
CASA0708	NON-APPARENT HOA
CASA1191	NON-APPARENT HOA
CASA1285	NON-APPARENT HOA
CASA1298	NON-APPARENT HOA
CASA1809	NON-APPARENT HOA
CASA2143	NON-APPARENT HOA
CASA2472	NON-APPARENT HOA
CASA0891	NON-APPARENT HOA
CASA1412	NON-APPARENT HOA
CASA1085	NON-APPARENT HOA
CASA0532	NON-APPARENT HOA

21 | Page

CASA0755	NON-APPARENT HOA
CASA1935	NON-APPARENT HOA
CASA1505	NON-APPARENT HOA
CASA1736	NON-APPARENT HOA
CASA0234	NON-APPARENT HOA
CAIE0989	NON-APPARENT HOA
CAIE1019	NON-APPARENT HOA
CAIE0532	NON-APPARENT HOA
CAIE0156	NON-APPARENT HOA
CAIE0358	NON-APPARENT HOA
CAIE0925	NON-APPARENT HOA
CAIE0985	NON-APPARENT HOA
CAIE1017	NON-APPARENT HOA
CAIE1029	NON-APPARENT HOA
CAIE1067	NON-APPARENT HOA
CAIE1070	NON-APPARENT HOA
CAIE1108	NON-APPARENT HOA
CAIE1223	NON-APPARENT HOA
CAIE1228	NON-APPARENT HOA
CAIE1246	NON-APPARENT HOA
CAIE1278	NON-APPARENT HOA
CAIE1347	NON-APPARENT HOA
CAIE1665	NON-APPARENT HOA
CAIE1407	NON-APPARENT HOA
CAIE0646	NON-APPARENT HOA
CAIE1114	NON-APPARENT HOA
CAIE0917	NON-APPARENT HOA
CAIE0882	NON-APPARENT HOA
CAIE0964	NON-APPARENT HOA
CAIE1408	NON-APPARENT HOA
CAIE1637	NON-APPARENT HOA
CAIE1243	NON-APPARENT HOA
CAIE1225	NON-APPARENT HOA
CAIE1434	NON-APPARENT HOA
CAIE1454	NON-APPARENT HOA
CAIE1474	NON-APPARENT HOA
CAIE1054	NON-APPARENT HOA
CAIE1416	NON-APPARENT HOA
CAIE1541	NON-APPARENT HOA
CAIE1778	NON-APPARENT HOA
CAIE1040	NON-APPARENT HOA

22 | Page

CASA0398	NON-APPARENT HOA
CASA0399	NON-APPARENT HOA
CASA0585	NON-APPARENT HOA
CASA0953	NON-APPARENT HOA
CASA1147	NON-APPARENT HOA
CASA2375	NON-APPARENT HOA
CASA0666	NON-APPARENT HOA
CASA1128	NON-APPARENT HOA
CASA1203	NON-APPARENT HOA
CASA2089	NON-APPARENT HOA
CASA0727	NON-APPARENT HOA
CASA1069	NON-APPARENT HOA
CASA0710	NON-APPARENT HOA
CASA1882	NON-APPARENT HOA
CASA0021	NON-APPARENT HOA
CASA1202	NON-APPARENT HOA
CASA1234	NON-APPARENT HOA
CASA1444	NON-APPARENT HOA
CASA1462	NON-APPARENT HOA
CASA1496	NON-APPARENT HOA
CASA1328	NON-APPARENT HOA
CASA0638	NON-APPARENT HOA
CASA0804	NON-APPARENT HOA
CASA1061	NON-APPARENT HOA
CASA1478	NON-APPARENT HOA
CASA0778	NON-APPARENT HOA
CASA2100	NON-APPARENT HOA
CASA0493	NON-APPARENT HOA
CASA0767	NON-APPARENT HOA
CASA1378	NON-APPARENT HOA
CASA1463	NON-APPARENT HOA
CASA1902	NON-APPARENT HOA
CASA2193	NON-APPARENT HOA
CASA1132	NON-APPARENT HOA
CASA1812	NON-APPARENT HOA
CALA1532	NON-APPARENT HOA
CALA1561	NON-APPARENT HOA
CALA1775	NON-APPARENT HOA
CALA1787	NON-APPARENT HOA
CALA1810	NON-APPARENT HOA
CALA2033	NON-APPARENT HOA

23 | Page

CALA0840	NON-APPARENT HOA
CALA0946	NON-APPARENT HOA
CALA1837	NON-APPARENT HOA
CALA1884	NON-APPARENT HOA
CALA1956	NON-APPARENT HOA
CALA1971	NON-APPARENT HOA
CALA1569	NON-APPARENT HOA
CALA1538	NON-APPARENT HOA
CALA1714	NON-APPARENT HOA
CASA0909	NON-APPARENT HOA
CASA1266	NON-APPARENT HOA
CASA1687	NON-APPARENT HOA
CASA0612	NON-APPARENT HOA
CASA0949	NON-APPARENT HOA
CASA0971	NON-APPARENT HOA
CASA1257	NON-APPARENT HOA
CASA1370	NON-APPARENT HOA
CASA1972	NON-APPARENT HOA
CASA0776	NON-APPARENT HOA
CASA1907	NON-APPARENT HOA
CASA0721	NON-APPARENT HOA
CASA0869	NON-APPARENT HOA
CASA0932	NON-APPARENT HOA
CASA1135	NON-APPARENT HOA
CASA1358	NON-APPARENT HOA
CASA1997	NON-APPARENT HOA
CASA1249	NON-APPARENT HOA
CASA1259	NON-APPARENT HOA
CASA2053	NON-APPARENT HOA
CASA1170	NON-APPARENT HOA
CASA0571	NON-APPARENT HOA
CASA0319	NON-APPARENT HOA
CALA0112	NON-APPARENT HOA
CALA0958	NON-APPARENT HOA
CAIE0010	NON-APPARENT HOA
CALA1001	NON-APPARENT HOA
CAIE0017	NON-APPARENT HOA
CASA0320	NON-APPARENT HOA
CAIE0698	NON-APPARENT HOA
CAIE0476	NON-APPARENT HOA
CASA0148	NON-APPARENT HOA

24 | Page

CAIE0550	NON-APPARENT HOA
CAIE0217	NON-APPARENT HOA
CALA0237	NON-APPARENT HOA
CALA0323	NON-APPARENT HOA
FLMI0741	NON-APPARENT HOA
FLMI2022	NON-APPARENT HOA
FLMI0369	NON-APPARENT HOA
FLMI0264	NON-APPARENT HOA
FLMI0297	NON-APPARENT HOA
FLMI0342	NON-APPARENT HOA
FLMI0172	NON-APPARENT HOA
FLMI0256	NON-APPARENT HOA
FLMI0656	NON-APPARENT HOA
FLJA0030	NON-APPARENT HOA
FLMI0464	NON-APPARENT HOA
FLTA4010	NON-APPARENT HOA
FLTA2378	NON-APPARENT HOA
FLTA2425	NON-APPARENT HOA
FLTA2619	NON-APPARENT HOA
FLTA1360	NON-APPARENT HOA
FLTA2487	NON-APPARENT HOA
FLTA3509	NON-APPARENT HOA
FLTA2643	NON-APPARENT HOA
FLTA3084	NON-APPARENT HOA
FLOR1462	NON-APPARENT HOA
FLOR1285	NON-APPARENT HOA
FLTA0693	NON-APPARENT HOA
FLTA2260	NON-APPARENT HOA
FLMI0422	NON-APPARENT HOA
FLMI0606	NON-APPARENT HOA
FLMI0319	NON-APPARENT HOA
FLMI0108	NON-APPARENT HOA
FLMI0650	NON-APPARENT HOA
FLMI0653	NON-APPARENT HOA
FLMI0597	NON-APPARENT HOA
FLMI0545	NON-APPARENT HOA
FLMI0672	NON-APPARENT HOA
FLMI0563	NON-APPARENT HOA
FLMI0298	NON-APPARENT HOA
FLMI0411	NON-APPARENT HOA
FLMI0565	NON-APPARENT HOA

25 | Page

FLMI0773	NON-APPARENT HOA
FLMI0307	NON-APPARENT HOA
FLMI0385	NON-APPARENT HOA
FLMI0114	NON-APPARENT HOA
FLMI0378	NON-APPARENT HOA
FLMI0759	NON-APPARENT HOA
FLMI0408	NON-APPARENT HOA
FLMI0065	NON-APPARENT HOA
FLMI0399	NON-APPARENT HOA
FLMI0438	NON-APPARENT HOA
FLMI0039	NON-APPARENT HOA
FLMI0361	NON-APPARENT HOA
FLOR0195	NON-APPARENT HOA
FLOR1093	NON-APPARENT HOA
FLOR2455	NON-APPARENT HOA
FLOR1210	NON-APPARENT HOA
FLOR0745	NON-APPARENT HOA
FLMI0080	NON-APPARENT HOA
FLMI0593	NON-APPARENT HOA
FLMI0572	NON-APPARENT HOA
FLTA1077	NON-APPARENT HOA
FLTA2503	NON-APPARENT HOA
FLTA0521	NON-APPARENT HOA
FLTA1134	NON-APPARENT HOA
FLJA0612	NON-APPARENT HOA
FLTA1198	NON-APPARENT HOA
FLTA1426	NON-APPARENT HOA
FLTA1582	NON-APPARENT HOA
FLTA0749	NON-APPARENT HOA
FLTA0985	NON-APPARENT HOA
FLTA1054	NON-APPARENT HOA
FLOR1959	NON-APPARENT HOA
FLOR1473	NON-APPARENT HOA
FLOR1707	NON-APPARENT HOA
FLOR1290	NON-APPARENT HOA
FLOR1014	NON-APPARENT HOA
FLOR0569	NON-APPARENT HOA
FLOR1603	NON-APPARENT HOA
FLOR1913	NON-APPARENT HOA
FLOR1058	NON-APPARENT HOA
FLOR2103	NON-APPARENT HOA

26 | Page

FLOR0696	NON-APPARENT HOA
FLOR0786	NON-APPARENT HOA
FLOR1023	NON-APPARENT HOA
FLOR1027	NON-APPARENT HOA
FLOR1081	NON-APPARENT HOA
FLOR1487	NON-APPARENT HOA
FLOR1772	NON-APPARENT HOA
FLOR0591	NON-APPARENT HOA
FLOR1098	NON-APPARENT HOA
FLOR1101	NON-APPARENT HOA
FLOR1256	NON-APPARENT HOA
FLOR1299	NON-APPARENT HOA
FLOR1427	NON-APPARENT HOA
FLOR1600	NON-APPARENT HOA
FLOR1057	NON-APPARENT HOA
FLTA0295	NON-APPARENT HOA
FLMI0057	NON-APPARENT HOA
FLTA0259	NON-APPARENT HOA
FLMI0010	NON-APPARENT HOA
GAAT0041	NON-APPARENT HOA
GAAT0478	NON-APPARENT HOA
GAAT1680	NON-APPARENT HOA
GAAT1905	NON-APPARENT HOA
GAAT0179	NON-APPARENT HOA
GAAT1727	NON-APPARENT HOA
GAAT1495	NON-APPARENT HOA
GAAT1354	NON-APPARENT HOA
GAAT0984	NON-APPARENT HOA
CALA1328	NON-APPARENT HOA
CALA1671	NON-APPARENT HOA
CALA1349	NON-APPARENT HOA
CALA1331	NON-APPARENT HOA
CALA1658	NON-APPARENT HOA
CALA1672	NON-APPARENT HOA
CALA1679	NON-APPARENT HOA
CALA1636	NON-APPARENT HOA
CALA1673	NON-APPARENT HOA
CALA1342	NON-APPARENT HOA
CALA1659	NON-APPARENT HOA
CALA1358	NON-APPARENT HOA
CALA1682	NON-APPARENT HOA

27 | Page

CASA0476	NON-APPARENT HOA
FLJA0125	NON-APPARENT HOA
FLTA2243	NON-APPARENT HOA
FLMI0840	NON-APPARENT HOA
FLOR1153	NON-APPARENT HOA
FLMI0824	NON-APPARENT HOA
FLMI0952	NON-APPARENT HOA
FLTA2043	NON-APPARENT HOA
FLTA1887	NON-APPARENT HOA
FLTA3035	NON-APPARENT HOA
FLTA1892	NON-APPARENT HOA
FLTA2064	NON-APPARENT HOA
FLOR1169	NON-APPARENT HOA
GAAT0497	NON-APPARENT HOA
GAAT0661	NON-APPARENT HOA
GAAT0430	NON-APPARENT HOA
GAAT0156	NON-APPARENT HOA
NC2C0755	NON-APPARENT HOA
NC2C0726	NON-APPARENT HOA
NV2L0448	NON-APPARENT HOA
NV2L0013	NON-APPARENT HOA
NV2L0512	NON-APPARENT HOA
NV2L0154	NON-APPARENT HOA
WA2S0149	NON-APPARENT HOA
WA2S0729	NON-APPARENT HOA
WA2S0586	NON-APPARENT HOA
WA2S0864	NON-APPARENT HOA
AZPH3531	NON-APPARENT HOA
AZPH3560	NON-APPARENT HOA
AZPH3702	NON-APPARENT HOA
AZPH2373	NON-APPARENT HOA
AZPH4017	NON-APPARENT HOA
AZPH0611	NON-APPARENT HOA
AZPH3477	NON-APPARENT HOA
AZPH3487	NON-APPARENT HOA
AZPH3698	NON-APPARENT HOA
AZPH0669	NON-APPARENT HOA
AZPH2736	NON-APPARENT HOA
AZPH3584	NON-APPARENT HOA
AZPH1663	NON-APPARENT HOA
AZPH2738	NON-APPARENT HOA

28 | Page

AZPH3498	NON-APPARENT HOA
AZPH1046	NON-APPARENT HOA
CALA2020	NON-APPARENT HOA
CALA1339	NON-APPARENT HOA
CALA1008	NON-APPARENT HOA
CALA1467	NON-APPARENT HOA
CALA1200	NON-APPARENT HOA
CALA1436	NON-APPARENT HOA
CALA2015	NON-APPARENT HOA
CALA1517	NON-APPARENT HOA
CALA1769	NON-APPARENT HOA
CALA1042	NON-APPARENT HOA
CALA1219	NON-APPARENT HOA
CALA1010	NON-APPARENT HOA
CALA1418	NON-APPARENT HOA
CALA1052	NON-APPARENT HOA
CALA1724	NON-APPARENT HOA
CALA1247	NON-APPARENT HOA
CALA0053	NON-APPARENT HOA
CALA1632	NON-APPARENT HOA
CALA1513	NON-APPARENT HOA
CALA1319	NON-APPARENT HOA
CALA1845	NON-APPARENT HOA
CALA0787	NON-APPARENT HOA
CALA1126	NON-APPARENT HOA
CALA1375	NON-APPARENT HOA
CALA1293	NON-APPARENT HOA
CALA1030	NON-APPARENT HOA
CALA1833	NON-APPARENT HOA
CAIE1570	NON-APPARENT HOA
CASA0241	NON-APPARENT HOA
CASA1397	NON-APPARENT HOA
CAIE0843	NON-APPARENT HOA
CAIE1291	NON-APPARENT HOA
CAIE1189	NON-APPARENT HOA
CAIE1047	NON-APPARENT HOA
CAIE0645	NON-APPARENT HOA
CAIE0932	NON-APPARENT HOA
CAIE1548	NON-APPARENT HOA
CAIE1311	NON-APPARENT HOA
CASA0486	NON-APPARENT HOA

29 | Page

CASA0509	NON-APPARENT HOA
CASA0173	NON-APPARENT HOA
CASA0819	NON-APPARENT HOA
CASA0358	NON-APPARENT HOA
CASA0436	NON-APPARENT HOA
CASA1070	NON-APPARENT HOA
CASA0373	NON-APPARENT HOA
CASA0439	NON-APPARENT HOA
CASA0449	NON-APPARENT HOA
CASA0225	NON-APPARENT HOA
CASA0515	NON-APPARENT HOA
CASA0629	NON-APPARENT HOA
CAIE0670	NON-APPARENT HOA
CASA0380	NON-APPARENT HOA
CASA0437	NON-APPARENT HOA
CASA1446	NON-APPARENT HOA
CASA0269	NON-APPARENT HOA
CASA0286	NON-APPARENT HOA
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